Balance Sheet (Parenthetical)	Sep. 30, 2021 $ / shares shares
Preferred Stock, Par Value | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock Subject To Possible Redemption	25,376,598
Class A [Member]
Temporary Equity, Par Value | $ / shares	$ 10.00
Common Stock, Par Value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0
Common Stock Subject To Possible Redemption	25,376,598
Class B [Member]
Common Stock, Par Value | $ / shares	$ 0.0001
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Issued	6,344,150
Common Stock, Shares, Outstanding	6,344,150